Severance Costs	6 Months Ended
Jun. 30, 2021
Severance Costs
Severance Costs

14.  Severance Costs

We have incurred severance costs stemming from reducing our headcount as the business has shifted from primarily a print and digital media business, generating advertising and sponsorship revenues, to primarily a commerce business marketing consumer products. We did not incur such costs during the three and six months ended June 30, 2021. The costs incurred during the three and six months ended June 30, 2020 resulted from the rightsizing of our business. We recorded severance costs of $0.6 million in accrued salaries, wages, and employee benefits and $0.1 million in other noncurrent liabilities as of December 31, 2020 on the condensed consolidated balance sheets. Severance costs in the condensed consolidated statements of operations were as follows (in thousands):

	Three Months Ended June 30, 2020			Six Months Ended June 30, 2020
	Corporate	Other	Total	Corporate	Other	Total
Cost of sales	$—	$640	$640	$—	$648	$648
Selling and administrative expenses	451	79	530	621	79	700
Total severance costs	$451	$719	$1,170	$621	$727	$1,348